FINANCIAL INSTRUMENTS - Foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Foreign currency risk
FINANCIAL INSTRUMENTS
Transaction exposure	$ 220	$ 600